PRUCO LIFE INSURANCE COMPANY
Pruco Life Flexible Premium Variable Annuity Account
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

DISCOVERY SELECT VARIABLE ANNUITY
Flexible Premium Deferred Annuities

Updating Summary Prospectus
May 1, 2024

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity“.

An updated statutory prospectus for the Dicovery Select Variable Annuity Contract is currently available online, which contains more information about the Annuity, including its features, benefits, and risks. You can find the statutory prospectus and other information about the contract online at www.prudential.com/regdocs/PLAZ-DISCOSEL-STAT. You can also obtain this information at no cost by calling 1-888-PRU-2888 or by sending an email request to service@prudential.com. The Market Value Adjusted Fixed Allocation Investment Options available with this Annuity are described in a separate prospectus, Market Value Adjusted Fixed Allocation Investment Option Under Certain Variable Annuity Contracts, which can be found at  www.prudential.com/regdocs/PLAZ-MVA2-S3.

This Updating Summary Prospectus incorporates by reference the Prudential Discovery Select statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

DISCOSELPROS-USP

GLOSSARY OF TERMS

We set forth here definitions of the key terms used throughout this Prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.

Accumulation Phase:  The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

Annuitant:  The person whose life determines how long the contract lasts and the amount of income payments that will be paid.

Beneficiary:  The person(s) or entity you have chosen to receive a death benefit.

Contract Date:  The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

Contract Owner, Owner or You: The person entitled to the ownership rights under the contract.

Death Benefit: If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested less total withdrawals made or a potentially greater amount related to Sub-account appreciation. See the “Death Benefits” section of the statutory prospectus.

Purchase Payment: The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

Separate Account:  Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life.

Variable Investment Options:   When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a Sub-account.

May 1, 2024Updating Summary Prospectus 1

UPDATED INFORMATION ABOUT YOUR CONTRACT

Please see below for a summary of changes that have been made to the contract since the date of the last statutory prospectus, May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract and not all changes may be applicable to you.

●	American Century Investments® VP Value Fund - Class I was merged into LVIP American Century Value Fund - Standard Class II.

●	LVIP American Century Value Fund - Standard Class II is a new Portfolio available only to Contract Owners impacted by the merger noted above.

●	PSF PGIM Jennison Focused Blend Portfolio - Class I merged into PSF PGIM Jennison Blend Portfolio - Class I.

●	PSF Small-Cap Value Portfolio - Class I merged into PSF Small-Cap Stock Index Portfolio - Class I.

May 1, 2024Updating Summary Prospectus 2

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals

If you withdraw money from the Annuity within 8 years following the Issue Date of your Annuity, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 8 years after the Issue Date of the Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Fees and Charges” section of the statutory prospectus.

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 12 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees and Charges” section of  the statutory prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.400%	1.433%
	Investment options (Portfolio fees and expenses)	0.29%	1.10%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None	None

* Charge based on average daily asset allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,731	Highest Annual Cost $2,551

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Least expensive Portfolio fees and expenses

●

No optional benefits

●

No sales charges

●

No subsequent purchase payments, transfers or withdrawals

		Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive Portfolio fees and expenses ● No sales charges ● No subsequent purchase payments, transfers or withdrawals
	For more information on ongoing fees and expenses, please refer to the “Fee Table” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 3

Risks
Risk of Loss	You can lose money by investing in the Annuity. For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” of the statutory prospectus.
Not a Short-Term Investment

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to “Principal of Risks of Investing in the Annuity” section of the statutory prospectus.

Risks Associated with Investment Options

An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Fixed Allocations, each of which has its own unique risks. You should review the investment options before making an investment decision.
For more information on the risks associated with investment options, please refer to “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Insurance Company Risks

An investment in the Annuity is subject to the risks related to the Company. Any obligations (including under any Fixed Allocation), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll free by calling 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.

Restrictions
Investments

You may make twelve (12) free transfers between investment options each Annuity Year. After the twelfth transfer in each Annuity Year, we will charge $25 for each additional transfer.
Pruco Life reserves the right to remove or substitute Portfolios as investment options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees and Charges” section, “Appendix A,” and the “What are the Separate Accounts?” section of the statutory prospectus.

Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Tax Considerations” section of the statutory prospectus.

Conflicts of Interest
Investment Professional Compensation

Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes Annuities Offered By Pruco Life?” section of  the statutory prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes Annuities Offered by Pruco Life?” section of the statutory prospectus.

May 1, 2024Updating Summary Prospectus 4

APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY

The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-DISCOSEL-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	AB VPS Large Cap Growth Portfolio - Class B♦ AllianceBernstein L.P.	0.91%	34.78%	17.56%	14.60%
Allocation	AST Balanced Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.90%	15.77%	7.86%	6.14%
Fixed Income	AST Core Fixed Income Portfolio[1] PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio[1] J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Equity	AST Large-Cap Value Portfolio[1] Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Allocation	AST Preservation Asset Allocation Portfolio1,♦ ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.92%	11.78%	4.63%	4.14%

May 1, 2024Updating Summary Prospectus 5

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Equity	AST Small-Cap Growth Portfolio[1] Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Equity	Davis Value Portfolio1,‡ Investment Adviser. Davis Selected Advisers, L.P. Sub-Adviser. Davis Selected Advisers–NY, Inc.	0.73%	32.63%	12.83%	8.85%
Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2♦ Franklin Advisers, Inc.	1.08%	26.74%	13.51%	8.96%
Equity	Invesco V.I. Core Equity Fund - Series I shares‡ Invesco Advisers, Inc	0.80%	23.36%	12.95%	7.79%
Equity	Janus Henderson Overseas Portfolio - Institutional Shares†,‡ Janus Henderson Investors US LLC	0.89%	10.87%	11.20%	3.63%
Equity	Janus Henderson Research Portfolio - Institutional Shares† Janus Henderson Investors US LLC	0.57%	43.17%	16.83%	12.49%
Equity	LVIP American Century Value Fund - Standard Class II‡,♦ Lincoln Financial Investments Corporation American Century Investment Management, Inc.	0.71%	9.10%	11.87%	8.53%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.73%	35.86%	15.89%	12.97%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	22.42%	14.41%	10.82%
Equity	PSF Global Portfolio - Class I LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	0.83%	19.59%	11.64%	8.28%
Equity	PSF Mid-Cap Growth Portfolio - Class I J.P. Morgan Investment Management, Inc.	0.66%	23.55%	15.20%	9.83%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.61%	11.82%	5.94%	5.17%
Equity	PSF PGIM Jennison Blend Portfolio - Class I Jennison Associates LLC	0.46%	32.52%	14.71%	10.52%

May 1, 2024Updating Summary Prospectus 6

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Equity	PSF PGIM Jennison Growth Portfolio - Class I Jennison Associates LLC	0.62%	53.51%	18.27%	14.33%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.42%	15.20%	12.10%	7.71%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	7.27%	1.75%	2.77%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Equity	T. Rowe Price Equity Income Portfolio T. Rowe Price Associates, Inc.	0.74%	9.54%	11.20%	7.84%
Equity	T. Rowe Price International Stock Portfolio T. Rowe Price Associates, Inc.	0.95%	16.24%	7.71%	4.75%
The additional information below may be applicable to the Portfolios listed in the above table:
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(a)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
†	Additional information regarding the Portfolio is presented below. Please see the Portfolio prospectus for additional information.
Janus Henderson Overseas Portfolio - Institutional Shares
The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.
Janus Henderson Research Portfolio - Institutional Shares
The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

May 1, 2024Updating Summary Prospectus 7

‡	The additional information below may be applicable to the Portfolios listed in the above table:
Davis Value Portfolio
Effective April 29, 2013 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
Invesco V.I. Core Equity Fund - Series I shares
Effective October 17, 2016 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
Janus Henderson Overseas Portfolio - Institutional Shares
Effective March 10, 2008 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
LVIP American Century Value Fund - Standard Class II
Effective April 29, 2024 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

May 1, 2024Updating Summary Prospectus 8

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The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Edgar Contract Identifier: C000003350	DISCOSELPROS-USP